OPTIONS AND WARRANTS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 06, 2021	Mar. 31, 2020	Dec. 31, 2021	Mar. 31, 2021
STOCKHOLDERS DEFICIT
Common stock shares purchase		2,917,000	900,000,000	900,000,000
Exercise price		45.00%
Fair value of the warrant liability	$ 29,388,000	$ 90,000